RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS
Schedule of net carrying amount of right-of-use assets

	2019	2018
		(restated, note 1(b))
Cost
Balance at beginning of year	$320.3	$327.8
Additions financed with lease obligations	33.9	17.1
Retirement and other	(12.6)	(24.6)
Balance at end of year	341.6	320.3

Accumulated depreciation
Balance at beginning of year	184.7	168.8
Depreciation	38.1	38.9
Retirement and other	(12.1)	(23.0)
Balance at end of year	210.7	184.7

Net carrying amount	$130.9	$135.6